Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 94,617,474	$ 96,926,551	$ 99,490,372
Business combinations [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	10,189,094	10,927,387
Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	8,294,324	9,032,617
Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 1,894,770	$ 1,894,770